Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of commitments and contingencies [abstract]
Summary of Financing for Longship-Seine River Vessels and Longships	The Group has obtained financing for the Longship-Seine river vessel and four of the 2026 Longships, as described below.

River Vessels	Number of Vessels	Aggregate Price (in USD and thousands)	Delivery Date
Longships	3	$121,269	2025
Longship-Seine	1	40,566	2025
Longship-Douro	1	25,875	2025
Longships	5	210,623	2026
Longships	4	220,572	2027
Longship-Douro	1	29,141	2027
Longships	4	223,792	2028
Total	19	$871,838

Summary of Options for Additional River Vessels

In the first quarter of 2025, the Group secured the following options for additional river vessels:

River Vessels - Options	Number of Vessels	Delivery Date	Option Exercise Date
Longships	4	2029	September 30, 2026
Longships	4	2030	September 30, 2027

Summary of Financing for All Ships	The Group has obtained financing for all ships, as described below.

Ocean Ships	Price (in USD and thousands)	Delivery Date
Viking Mira	$524,320	2026
Viking Libra	524,320	2026
Viking Astrea	540,500	2027
Viking Lyra	540,500	2028
Ship XVII	593,400	2028
Ship XVIII	593,400	2029
Ship XIX	593,400	2030
Ship XX	593,400	2030
Total	$4,503,240

Summary of Shipbuilding Contracts for Ships

In the second quarter of 2025, the Group entered into shipbuilding contracts for the ships outlined below, assuming a euro to U.S. dollar exchange rate of 1.15. These shipbuilding contracts will not become effective until certain financing conditions are met. If the financing conditions for Ship XXI and Ship XXII have not been met by January 31, 2026, these contracts can be terminated by the Group or the shipyard.

Ocean Ships	Price (in USD and thousands)	Delivery Date
Ship XXI	$643,885	2031
Ship XXII	643,885	2031
Total	$1,287,770

Summary of Options for Additional Ocean Ships

In 2024 and 2025, the Group secured the following options for additional ocean ships:

Ocean Ships - Options	Delivery Date	Option Exercise Date
Ship XXIII	2032	July 31, 2026
Ship XXIV	2032	July 31, 2026
Ship XXV	2033	July 30, 2027
Ship XXVI	2033	July 30, 2027

Summary of Timing of Future Cash Payments of Lease Liabilities based on Contractual Undiscounted Cash Flows

The table below summarizes the timing of future cash payments of the Group’s lease liabilities based on contractual undiscounted cash flows as of June 30, 2025:

June 30, 2025
(in USD and thousands)
3 months or less	$11,322
4 to 12 months	33,152
1 to 5 years	145,171
Over 5 years	201,534
Total	$391,179